Goodwill and Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2014	Nov. 24, 2013	Mar. 01, 2015
Goodwill [Roll Forward]
Beginning balance	$ 241,228	$ 239,971	$ 236,090
Goodwill, Acquired During Period	182	156
Foreign currency fluctuation	(2,489)	1,101
Ending balance	238,921	241,228	236,090
Americas [Member]
Goodwill [Roll Forward]
Beginning balance	207,423	207,423
Goodwill, Acquired During Period	0	0
Foreign currency fluctuation	(4)	0
Ending balance	207,419	207,423
Europe [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period	182
Foreign currency fluctuation	(2,355)
Ending balance	29,937
AMEA [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period	0
Foreign currency fluctuation	(130)
Ending balance	1,565
EMEA [Member]
Goodwill [Roll Forward]
Beginning balance		30,627
Goodwill, Acquired During Period		156
Foreign currency fluctuation		1,327
Ending balance		32,110
Asia Pacific [Member]
Goodwill [Roll Forward]
Beginning balance		1,921
Goodwill, Acquired During Period		0
Foreign currency fluctuation		(226)
Ending balance		$ 1,695